Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Beginning Balance	¥ 3,614,322	¥ 3,414,178	¥ 3,103,144
Total other comprehensive income (loss)	206,038	135,693	138,921
Ending Balance	4,021,965	3,614,322	3,414,178
Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning Balance			3,078,718
Net unrealized gains (losses) on investment in securities
Beginning Balance	(183,034)	(72,892)	(16,208)
Net unrealized gains (losses)	(69,102)	(109,745)	(52,477)
Reclassification adjustment included in net income, net of tax	1,340	(421)	(4,207)
Total other comprehensive income (loss)	(67,762)	(110,166)	(56,684)
Transaction with noncontrolling interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	10	(24)
Ending Balance	(250,806)	(183,034)	(72,892)
Net unrealized gains (losses) on investment in securities | Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning Balance			(16,208)
Impact of changes in policy liability discount rate
Beginning Balance	164,516	37,536
Net unrealized gains (losses)	93,269	126,980	62,177
Total other comprehensive income (loss)	93,269	126,980	62,177
Transaction with noncontrolling interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0
Ending Balance	257,785	164,516	37,536
Impact of changes in policy liability discount rate | Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning Balance			(24,641)
Impact of changes in policy liability discount rate | Accounting Standards Update 2018-12 | Revision of Prior Period, Adjustment
Beginning Balance			(24,641)
Debt Valuation Adjustments
Beginning Balance	275	221	558
Net unrealized gains (losses)	(177)	67	(311)
Reclassification adjustment included in net income, net of tax	(14)	(13)	(26)
Total other comprehensive income (loss)	(191)	54	(337)
Transaction with noncontrolling interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0
Ending Balance	84	275	221
Debt Valuation Adjustments | Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning Balance			558
Defined benefit pension plans
Beginning Balance	(3,617)	(8,072)	(21,073)
Net unrealized gains (losses)	13,559	4,659	12,626
Reclassification adjustment included in net income, net of tax	(266)	(211)	376
Total other comprehensive income (loss)	13,293	4,448	13,002
Transaction with noncontrolling interests	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	6	(7)	1
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0
Ending Balance	9,670	(3,617)	(8,072)
Defined benefit pension plans | Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning Balance			(21,073)
Foreign currency translation adjustments
Beginning Balance	155,912	61,914	(36,456)
Net unrealized gains (losses)	163,062	90,616	105,079
Reclassification adjustment included in net income, net of tax	10,242	4,091	614
Total other comprehensive income (loss)	173,304	94,707	105,693
Transaction with noncontrolling interests	11	2,903	(1,472)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	4,816	3,637	5,851
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	203	(25)
Ending Balance	324,208	155,912	61,914
Foreign currency translation adjustments | Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning Balance			(36,456)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	22,083	2,788	(11,471)
Net unrealized gains (losses)	(2,928)	18,232	10,634
Reclassification adjustment included in net income, net of tax	(2,947)	1,438	4,436
Total other comprehensive income (loss)	(5,875)	19,670	15,070
Transaction with noncontrolling interests	(176)	1,493	(3)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	(175)	1,868	808
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	0	0
Ending Balance	16,207	22,083	2,788
Net unrealized gains (losses) on derivative instruments | Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning Balance			(11,471)
AOCI Attributable to Parent
Beginning Balance	156,135	21,495	(84,650)
Total other comprehensive income (loss)	206,038	135,693	138,921
Transaction with noncontrolling interests	(165)	4,396	(1,475)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	4,647	5,498	6,660
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	213	(49)
Ending Balance	¥ 357,148	¥ 156,135	21,495
AOCI Attributable to Parent | Cumulative Effect, Period of Adoption, Adjusted Balance
Beginning Balance			(109,291)
AOCI Attributable to Parent | Accounting Standards Update 2018-12 | Revision of Prior Period, Adjustment
Beginning Balance			¥ (24,641)